FEDERATED INSURANCE SERIES

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

January 30, 2018

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:       FEDERATED INSURANCE SERIES (the “Trust”)

Federated Managed Volatility Fund II

Primary Shares

Service Shares

1933 Act File No. 33-69268

1940 Act File No. 811-8042

Dear Sir or Madam:

Post-Effective Amendment No. 80 under the Securities Act of 1933 and Amendment No. 81 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Trust is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Trust's currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective April 5, 2018 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add the share classes as listed above.

We respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

If you have any questions on the enclosed material, please contact me at (412) 288-8652.

Very truly yours,

/s/ M. Allison Miller

M. Allison Miller

Senior Paralegal

Enclosures